Reserves for Losses (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Scenario Previously Reported [Member]	Dec. 31, 2010 Scenario Previously Reported [Member]	Dec. 31, 2009 Scenario Previously Reported [Member]	Dec. 31, 2011 Variable Interest Enterprise [Member] Scenario Adjustment [Member]	Dec. 31, 2010 Variable Interest Enterprise [Member] Scenario Adjustment [Member]	Dec. 31, 2009 Variable Interest Enterprise [Member] Scenario Adjustment [Member]
Changes in the cardmember loans reserve for losses
Balance, January 1	$ 1,874	$ 3,646	$ 5,799	$ 1,874	$ 3,646	$ 3,268	$ 0	$ 0	$ 2,531
Additions:
Cardmember loans provisions	1,031	145	1,445
Cardmember loans provisions - other	118	108	82
Total provision	1,149	253	1,527
Deductions:
Cardmember loans net write-offs - principal	(1,280)	(1,720)	(3,260)
Cardmember loans net write-offs - interest and fees	(157)	(201)	(359)
Cardmember loans - other	(115)	(104)	(61)
Balance, December 31	$ 1,471	$ 1,874	$ 3,646	$ 1,874	$ 3,646	$ 3,268	$ 0	$ 0	$ 2,531